Accounts Receivable	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

Accounts receivable and the allowance for expected credit loss consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	11,975	25,146	3,578
Less: allowance for expected credit loss	(1,601)	(2,948)	(420)
	10,374	22,198	3,158

As of December 31, 2024 and 2025, all accounts receivable were due from third-party customers. There is RMB1,601 and RMB2,948 (US$420) allowance for expected credit loss recognized as of the years ended December 31, 2024 and 2025, respectively.

The movement of allowance of expected credit loss was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
At the beginning of the year	(37)	(1,601)	(219)
Additions	(1,564)	(1,347)	(201)
At the end of the year	(1,601)	(2,948)	(420)